Events after the reporting date (Details) - Convertible Note $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [Line Items]
Issuance of share capital due conversion of loan | $	$ 428
Conversion price | $ / shares	$ 2.25
Number of shares issued | shares	190,403